Schedule of Share Options Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares ₪ / shares	Dec. 31, 2022 shares ₪ / shares	Dec. 31, 2021 shares ₪ / shares
Disclosure of classes of share capital [abstract]
Number of options, share options at beginning of year | shares	3,402,113	2,257,753	1,199,791
Weighted average exercise price, share options at beginning of year | ₪ / shares	₪ 11.44	₪ 17.06	₪ 15.40
Number of options, share options which were granted during the year | shares		1,344,068	1,201,426
Weighted average exercise price, share options which were granted during the year | ₪ / shares		₪ 20.25	₪ 18.88
Number of options, share options which were forfeited during the year | shares	278,491	128,438	132,688
Weighted average exercise price, share options which were forfeited during the year | ₪ / shares	₪ 15.24	₪ 6.90	₪ 18.38
Number of options, share options which expired during the year | shares	103,791	71,270	674
Weighted average exercise price, share options which expired during the year | ₪ / shares	₪ 6.87	₪ 4.84	₪ 18.38
Number of options, share options which were exercised during the year | shares			10,103
Weighted average exercise price, share options which were exercised during the year | ₪ / shares			₪ 18.38
Number of options, share options at end of year | shares	3,019,831	3,402,113	2,257,753
Weighted average exercise price, share options at end of year | ₪ / shares	₪ 11.59	₪ 11.44	₪ 17.06
Number of options, exercisable share options at year end | shares	2,386,907	1,923,260	1,413,615
Weighted average exercise price, exercisable share options at year end | ₪ / shares	₪ 9.14	₪ 6.86	₪ 15.90